Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	¥ 682,587	¥ 670,091	¥ 645,593
Non-surgical aesthetic medical services
Revenue
Revenue	474,874	482,285	334,248
Surgical aesthetic medical services
Revenue
Revenue	143,057	132,628	243,070
General healthcare services and other aesthetic medical services
Revenue
Revenue	¥ 64,656	¥ 55,178	¥ 68,275